CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net Income (Loss)	$ (936,298)	$ (844,483)	$ 322,840	$ (3,879,581)
Non-Cash Adjustments
Depreciation and Amortization	98,348	135,827	468,817	468,823
Impairment of Patents and Trademarks	0	9,268	64,703	35,265
Stock-Based Compensation Expense	19,347	57,397	172,233	298,664
Non Cash Compensation			74,073	99,828
Forgiveness of Debt			46,037	0
Gain on Sale of Discontinued Operations			(5,817,807)	0
Amortization of Term Debt Discount	9,728	69,301	777,550	252,595
Amortization of Debt Issuance Costs	1,244	0
Loss on Derivative Valuation	14,287	0
(Increase) Decrease in Operating Assets
Accounts Receivable	(53,520)	307,491	607,885	228,821
Inventories	38,240	686,610	717,499	1,208,942
Deferred Offering Costs	(43,069)	0
Prepaid Expenses and Other Assets	20,757	(9,047)	14,857	110,193
Increase (Decrease) in Operating Liabilities
Accounts Payable	304,913	(41,095)	(912,122)	(362,226)
Accrued Expenses	8,318	(64,207)	99,832	17,042
Customer Deposits	(3,678)	(363,558)	(329,073)	(897,441)
Income Taxes Payable	2,942	(300)	1,386	(8,800)
Accrued Compensation	129,422	93,269	200,000	200,000
Accrued Interest	130,016	257,746	667,994	724,214
Net Cash Flows (Used in) Provided by From Operating Activities	(259,003)	294,219	(2,823,296)	(1,503,661)
Cash Flows from Investing Activities
Purchases of Tooling and Equipment	(9,051)	(37,036)	(180,189)	(800,397)
Investments in Patents and Trademarks	(18,121)	(7,995)	(67,923)	(97,006)
Proceeds from Sale of Assets, Net of Direct Costs			7,520,197	0
Net Cash (Used in ) Provided by From in Investing Activities	(27,172)	(45,031)	7,272,085	(897,403)
Cash Flows from Financing Activities
Net Change in Lines of Credit	0	(230,000)	(539,581)	556,041
Repayment of Capital Leases	(18,371)	(21,277)	(92,739)	(64,910)
Repayment of Long-Term Debt and Notes Payable	(119,447)	(4,035)	(4,474,879)	(329,393)
Exercise of Stock Options			0	16,871
Exercise of Stock Warrants			0	3,612
Proceeds from Senior Convertible Debt	800,000	0
Issuance Costs on Senior Convertible Debt	(160,439)	0
Proceeds from Notes Payable	250,304	0	364,488	0
Deferred Offering Costs			(57,500)	0
Net Cash Flows (Used in) Provided by Financing Activities	752,047	(255,312)	(4,800,211)	182,221
Net Increase (Decrease) in Cash and Cash Equivalents	465,872	(6,124)	(351,422)	(2,218,843)
Cash and Cash Equivalents - Beginning of Year	66,554	417,976	417,976	2,636,819
Cash and Cash Equivalents - End of Year	532,426	411,852	66,554	417,976
Supplemental Disclosures
Interest Paid	49,826	106,749	170,512	284,186
Income Taxes Paid	10,754	15,802	19,012	39,502
Discount on senior convertible debenture attributed to warrants	621,012	0
Warrants granted for senior convertible debenture issuance costs	66,603	0
Non-Cash Investing Activities
Equipment Acquired Under Capital Lease			53,340	44,261
Non-Cash Financing Activities
Deferred Offering Costs Not Yet Paid			$ 142,071	$ 0